CONDENSED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2017	Sep. 30, 2016
Cash Flows from Operating Activities:
Net Loss	$ (778,990)	$ (34,935)	$ (89,359)	$ (20,197)
Adjustment to reconcile net loss to net cash provided by (used in) operating activities
Amortization of computer software costs	7,582
Loan commitment fee	40,000
Common stock issued to consultants for services	105,000
Stock compensation expense upon grant of stock options	526,295
Changes in operating assets and liabilities
(Increase) decrease in prepaid expense	(4,600)	696	696	(696)
Increase in accounts payable	11,627
Increase in accrued expense	2,149	2,070
Increase in deferred revenue - related party	63,924
Increase in deferred revenue - third party	53,861
Net Cash Flows Provided by (Used in) Operating Activities	26,848	(32,169)	(88,663)	(20,893)
Cash Flows from Investing Activities
Purchase of computer software	(41,850)
Net Cash Flows Used in Investing Activities	(41,850)
Cash Flows from Financing Activities
Cash proceeds from affiliate	20,770		80,137
Cash advance from director	500		8,526	366
Cash proceeds from sale of common shares	260			20,100
Cash proceeds from stock subscriptions	40,464
Increase in loan from existing director		8,526
Increase in amount due to shareholders		23,643
Increase in additional paid in capital		9,247
Forgiveness of debt from former director		(9,247)
Net Cash Flows Provided by Financing Activities	61,994	32,169	88,663	20,466
Net Increase in Cash and Cash Equivalents	46,992			(427)
Cash and Cash Equivalents, Beginning of the Period				427
Cash and Cash Equivalents, End of the Period	46,992
Supplemental Disclosures of Cash Flow Information:
Cash paid for Income Taxes
Cash paid for Interest
Supplemental disclosures of non-cash investing and financing activities:
Stock issued for subscriptions receivable	$ 10,050
Forgiveness of debt by a former director			$ 14,229